                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A



                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2002




                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO




FHL-108-6/02

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VA Separate Account-A.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations.While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled.We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.





                               /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002


                                        3
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                                        4

HOW TO READ THE SEMI-ANNUAL REPORT

     This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report. We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to total investments. Total investments plus accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2002
                                   (UNAUDITED)


ASSETS:
Investments at fair value:
  American Century VP - Balanced Fund - Class I (ACVPBal)
   841,559 shares (cost $6,158,209) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..  $   5,074,602

  Federated IS - Federated American Leaders Fund II - Primary Shares (FedAmLead)
   1,638 shares (cost $28,440) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .        28,417

  Federated IS - Federated High Income Bond Fund II - Primary Shares (FedHiInc)
   1,502 shares (cost $11,817) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .        10,350

  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
   2,823 shares (cost $66,629) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .        57,926

  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
   1,284,352 shares (cost $53,161,158) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .    34,780,256

  Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
   1,726 shares (cost $34,811) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,176

  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
   1,015,420 shares (cost $11,675,882) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,042,878

  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
   296,777 shares (cost $6,296,179) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,593,833

  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
   3,207,718 shares (cost $3,207,718) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,207,718

  Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
   2,577,724 shares (cost $35,689,806) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       23,895,502

  MFS VIT - Emerging Growth Series (MFSEmGrSe)
   630 shares (cost $15,344) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,639

  MFS VIT - Total Return Series (MFSTotReSe)
   1,732 shares (cost $26,512) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,762

  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
   1,191,856 shares (cost $16,129,350) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,975,838
                                                                                                       ------------
    Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      91,729,897

Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,146
                                                                                                       ------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       91,732,043

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            --
                                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 91,732,043
                                                                                                       ============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2002
(UNAUDITED)

                                                       Total           ACVPBal       FedAmLead        FedHiInc
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    933,142         149,929             306           1,035
  Mortality and expense risk charges
    (note 2) ....................................       (696,359)        (36,577)           (211)           (326)
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................        236,783         113,352              95             709
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     16,346,579         888,097             213         121,844
  Cost of mutual fund shares sold ...............    (20,927,287)     (1,042,835)           (172)       (159,316)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (4,580,708)       (154,738)             41         (37,472)
  Change in unrealized gain (loss)
    on investments ..............................     (8,327,100)       (343,805)         (3,157)         36,303
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (12,907,808)       (498,543)         (3,116)         (1,169)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................         16,901            --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(12,654,124)       (385,191)         (3,021)           (460)
                                                    ============    ============    ============    ============

                                                     FidVIPEI        FidVIPGr         FidVIPOv       GVITGvtBd
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          3,563          98,800             172         283,078
  Mortality and expense risk charges
    (note 2) ....................................           (753)       (278,331)           (163)        (82,053)
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................          2,810        (179,531)              9         201,025
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        158,855       4,809,121             163       1,999,343
  Cost of mutual fund shares sold ...............       (189,953)     (5,021,568)           (208)     (1,938,464)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        (31,098)       (212,447)            (45)         60,879
  Change in unrealized gain (loss)
    on investments ..............................         13,995      (8,576,328)           (721)        158,506
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (17,103)     (8,788,775)           (765)        219,385
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          4,849            --              --            11,648
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (9,444)     (8,968,306)           (757)        432,058
                                                    ============    ============    ============    ============


                                                    GVITGrowth     GVITMyMkt      GVITTotRt      MFSEmGrSe      MFSTotReSe
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --           22,273         83,883           --              510
  Mortality and expense risk charges
    (note 2) ....................................       (20,635)       (23,202)      (178,260)          (308)          (218)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       (20,635)          (929)       (94,377)          (308)           292
                                                    -----------    -----------    -----------    -----------    -----------
  Proceeds from mutual funds shares sold ........       491,941      2,000,113      3,957,028        108,301            218
  Cost of mutual fund shares sold ...............    (1,217,956)    (2,000,113)    (6,074,803)      (237,038)          (163)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (726,015)          --       (2,117,775)      (128,737)            55
  Change in unrealized gain (loss)
    on investments ..............................       159,485           --          517,910        110,968         (1,511)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (566,530)          --       (1,599,865)       (17,768)        (1,455)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --              404
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (587,165)          (929)    (1,694,242)       (18,077)          (760)
                                                    ===========    ===========    ===========    ===========    ===========

                                                      NBAMTBal
                                                    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       289,593
  Mortality and expense risk charges
    (note 2) ....................................       (75,322)
                                                    -----------
    Net investment income .......................       214,271
                                                    -----------
  Proceeds from mutual funds shares sold ........     1,811,342
  Cost of mutual fund shares sold ...............    (3,044,698)
                                                    -----------
    Realized gain (loss) on investments .........    (1,233,356)
  Change in unrealized gain (loss)
    on investments ..............................      (398,745)
                                                    -----------
    Net gain (loss) on investments ..............    (1,632,101)
                                                    -----------
  Reinvested capital gains ......................          --
                                                    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (1,417,830)
                                                    ===========



See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                                   Total                           ACVPBal
                                       ------------------------------    ------------------------------
                                           2002             2001             2002             2001
                                       -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
 Net investment income ..............   $     236,783          159,677          113,352          167,856
 Realized gain (loss) on investments       (4,580,708)       2,346,184         (154,735)        (111,126)
 Change in unrealized gain (loss)
 on investments .....................      (8,327,100)     (29,800,496)        (343,805)        (511,982)
 Reinvested capital gains ...........          16,901       11,641,005             --            258,364
                                        -------------    -------------    -------------    -------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................     (12,654,124)     (15,653,630)        (385,188)        (196,888)
                                        -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ...................         389,527          954,048           23,310           44,085
 Transfers between funds ............            --               --            114,185           42,778

 Redemptions ........................     (13,829,493)     (27,839,507)        (844,165)        (888,937)
 Annuity benefits ...................         (10,994)         (14,894)            --               --
 Annual contract maintenance charges
  (note 2) ..........................         (76,356)        (100,922)          (4,923)          (5,725)
 Contingent deferred sales charges
  (note 2) ..........................         (29,720)         (65,620)          (1,291)            (996)
 Adjustments to maintain reserves ...           3,011           (2,666)              69            5,800
                                        -------------    -------------    -------------    -------------
  NET EQUITY TRANSACTIONS ...........     (13,554,025)     (27,069,561)        (712,815)        (802,995)
                                        -------------    -------------    -------------    -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY     (26,208,149)     (42,723,191)      (1,098,003)        (999,883)
 CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD ..........................     117,940,192      187,090,048        6,172,881        8,183,634
                                        -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD   $  91,732,043      144,366,857        5,074,878        7,183,751
                                        =============    =============    =============    =============
CHANGES IN UNITS:
 Beginning units ....................       4,789,432        7,226,136          637,638          511,882
                                        -------------    -------------    -------------    -------------
 Units purchased ....................          56,862          455,513           14,712           16,621
 Units redeemed .....................        (655,487)      (1,378,764)         (90,325)         (97,775)
                                        -------------    -------------    -------------    -------------
 Ending units .......................       4,190,807        6,302,885          562,025          430,728
                                        =============    =============    =============    =============


                                             FedAmLead                FedHiInc
                                        --------------------    --------------------
                                         2002        2001         2002       2001
                                        --------    --------    --------    --------
INVESTMENT ACTIVITY:
 Net investment income ..............         95         211         709      12,780
 Realized gain (loss) on investments          39          58     (37,473)       (233)
 Change in unrealized gain (loss)
  on investments ....................     (3,157)       (539)     36,303     (11,827)
 Reinvested capital gains ...........       --           193        --          --
                                        --------    --------    --------    --------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .......................     (3,023)        (77)       (461)        720
                                        --------    --------    --------    --------
EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ...................       --          --          --          --
  Transfers between funds ...........       --          --          --          --
  Redemptions .......................       --          --      (121,518)       --
  Annuity benefits ..................       --          --          --          --
  Annual contract maintenance charges
   (note 2) .........................       --          --          --          --
  Contingent deferred sales charges
   (note 2) .........................       --          --          --          --
  Adjustments to maintain reserves ..          2          (5)       --            (1)
                                        --------    --------    --------    --------
NET EQUITY TRANSACTIONS .............          2          (5)   (121,518)         (1)
                                        --------    --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY     (3,021)        (82)   (121,979)        719
 CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD ..........................     31,437      33,291     132,324     132,382
                                        --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD     28,416      33,209      10,345     133,101
                                        ========    ========    ========    ========
CHANGES IN UNITS:
 Beginning units ....................      1,743       1,743      11,430      11,430
                                        --------    --------    --------    --------
 Units purchased ....................       --          --          --          --
 Units redeemed .....................       --          --       (10,518)       --
                                        --------    --------    --------    --------
 Ending units .......................      1,743       1,743         912      11,430
                                        ========    ========    ========    ========

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                                    FidVIPEI                     FidVIPGr
                                          --------------------------    --------------------------
                                              2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     2,810          2,292       (179,531)      (401,999)
  Realized gain (loss) on investments .       (31,098)            35       (212,447)     4,753,056
  Change in unrealized gain (loss)
    on investments ....................        13,995        (17,278)    (8,576,328)   (17,935,062)
  Reinvested capital gains ............         4,849         11,110           --        5,250,949
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (9,444)        (3,841)    (8,968,306)    (8,333,056)
                                          -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --             --          159,262        439,668
  Transfers between funds .............          --             --         (304,914)    (1,716,132)
  Redemptions .........................      (158,102)          --       (4,130,517)   (12,239,893)
  Annuity benefits ....................          --             --           (6,688)       (10,022)
  Annual contract maintenance charges
    (note 2) ..........................          --             --          (30,958)       (43,857)
  Contingent deferred sales charges
    (note 2) ..........................          --             --           (9,183)       (28,919)
  Adjustments to maintain reserves ....           (13)            13          2,061        (10,452)
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........      (158,115)            13     (4,320,937)   (13,609,607)
                                          -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (167,559)        (3,828)   (13,289,243)   (21,942,663)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       225,467        240,598     48,070,320     83,782,583
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $    57,908        236,770     34,781,077     61,839,920
                                          ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................        10,178         10,178      1,507,530      2,526,449
                                          -----------    -----------    -----------    -----------
  Units purchased .....................          --             --            5,529         42,974
  Units redeemed ......................        (7,373)          --         (153,989)      (424,067)
                                          -----------    -----------    -----------    -----------
  Ending units ........................         2,805         10,178      1,359,070      2,145,356
                                          ===========    ===========    ===========    ===========

                                                  FidVIPOv                      GVITGvtBd
                                          --------------------------    --------------------------
                                             2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............             9          1,227        201,025        265,695
  Realized gain (loss) on investments .           (45)            (5)        60,879        149,879
  Change in unrealized gain (loss)
    on investments ....................          (721)        (7,201)       158,506       (145,248)
  Reinvested capital gains ............          --            2,261         11,648           --
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (757)        (3,718)       432,058        270,326
                                          -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --             --           59,231         95,282
  Transfers between funds .............          --             --         (107,846)       669,026
  Redemptions .........................          --             --       (1,773,064)    (2,265,064)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --           (7,251)        (7,544)
  Contingent deferred sales charges
    (note 2) ..........................          --             --           (1,648)        (5,499)
  Adjustments to maintain reserves ....             2             (3)           (75)            43
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........             2             (3)    (1,830,653)    (1,513,756)
                                          -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .          (755)        (3,721)    (1,398,595)    (1,243,430)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        23,931         30,794     13,441,521     15,422,673
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        23,176         27,073     12,042,926     14,179,243
                                          ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................         2,025          2,025        560,807        848,402
                                          -----------    -----------    -----------    -----------
  Units purchased .....................          --             --            2,452         77,990
  Units redeemed ......................          --             --          (77,872)      (143,763)
                                          -----------    -----------    -----------    -----------
  Ending units ........................         2,025          2,025        485,387        782,629
                                          ===========    ===========    ===========    ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                                  GVITGrowth                     GVITMyMkt
                                          --------------------------    --------------------------
                                              2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (20,635)       (36,433)          (929)        64,212
  Realized gain (loss) on investments .      (726,015)      (886,041)          --             --
  Change in unrealized gain (loss)
    on investments ....................       159,485       (592,031)          --             --
  Reinvested capital gains ............          --             --             --             --
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (587,165)    (1,514,505)          (929)        64,212
                                          -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        21,500         53,754         24,933         47,636
  Transfers between funds .............        (5,506)      (295,154)       431,948      2,349,718
  Redemptions .........................      (422,662)      (805,403)    (1,293,876)    (1,874,598)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................        (2,703)        (3,685)        (1,785)        (2,249)
  Contingent deferred sales charges
    (note 2) ..........................          (960)        (1,894)        (5,982)        (5,654)
  Adjustments to maintain reserves ....             1           (180)           (15)           935
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........      (410,330)    (1,052,562)      (844,777)       515,788
                                          -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (997,495)    (2,567,067)      (845,706)       580,000
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,591,168      7,279,413      4,053,696      3,484,710
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,593,673      4,712,346      3,207,990      4,064,710
                                          ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................       221,588        382,676        247,804        229,820
                                          -----------    -----------    -----------    -----------
  Units purchased .....................         1,436          7,062         28,191        249,207
  Units redeemed ......................       (28,596)       (61,795)       (79,837)      (217,078)
                                          -----------    -----------    -----------    -----------
  Ending units ........................       194,428        327,943        196,158        261,949
                                          ===========    ===========    ===========    ===========


                                                 GVITTotRt                       MFSEmGrSe
                                          --------------------------    --------------------------
                                             2002           2001           2002           2001
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............       (94,377)      (122,875)          (308)        (1,169)
  Realized gain (loss) on investments .    (2,117,775)      (488,679)      (128,737)           180
  Change in unrealized gain (loss)
    on investments ....................       517,910     (3,265,936)       110,968        (57,658)
  Reinvested capital gains ............          --             --             --            9,946
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,694,242)    (3,877,490)       (18,077)       (48,701)
                                          -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        73,629        181,954           --             --
  Transfers between funds .............      (140,933)      (651,477)          --             --
  Redemptions .........................    (3,365,258)    (6,908,845)      (107,993)          --
  Annuity benefits ....................        (2,677)        (2,988)          --             --
  Annual contract maintenance charges
    (note 2) ..........................       (19,888)       (26,464)          --             --
  Contingent deferred sales charges
    (note 2) ..........................        (7,263)       (16,361)          --             --
  Adjustments to maintain reserves ....           496            313              4             14
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........    (3,461,894)    (7,423,868)      (107,989)            14
                                          -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    (5,156,136)   (11,301,358)      (126,066)       (48,687)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    29,052,040     47,062,780        134,707        205,417
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    23,895,904     35,761,422          8,641        156,730
                                          ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................       957,665      1,690,136          8,098          8,098
                                          -----------    -----------    -----------    -----------
  Units purchased .....................         2,462         39,555           --             --
  Units redeemed ......................      (117,238)      (269,076)        (7,412)          --
                                          -----------    -----------    -----------    -----------
  Ending units ........................       842,889      1,460,615            686          8,098
                                          ===========    ===========    ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                                          MFSTotReSe                     NBAMTBal
                                                  --------------------------    --------------------------
                                                     2002           2001           2002           2001
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $       292            453        214,271        207,427
  Realized gain (loss) on investments .........            55             63     (1,233,356)    (1,071,003)
  Change in unrealized gain (loss)
    on investments ............................        (1,511)        (1,678)      (398,745)    (7,254,056)
  Reinvested capital gains ....................           404            998           --        6,107,184
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (760)          (164)    (1,417,830)    (2,010,448)
                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          --             --           27,662         91,669
  Transfers between funds .....................          --             --           13,066       (398,759)
  Redemptions .................................          --             --       (1,612,338)    (2,856,767)
  Annuity benefits ............................          --             --           (1,629)        (1,884)
  Annual contract maintenance charges
    (note 2) ..................................          --             --           (8,848)       (11,398)
  Contingent deferred sales charges
    (note 2) ..................................          --             --           (3,393)        (6,297)
  Adjustments to maintain reserves ............            (8)            10            487            847
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................            (8)            10     (1,584,993)    (3,182,589)
                                                  -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (768)          (154)    (3,002,823)    (5,193,037)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        31,523         31,887     12,979,177     21,199,886
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    30,755         31,733      9,976,354     16,006,849
                                                  ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .............................         1,840          1,840        621,086      1,001,457
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................          --             --            2,080         22,104
  Units redeemed ..............................          --             --          (82,327)      (165,210)
                                                  -----------    -----------    -----------    -----------
  Ending units ................................         1,840          1,840        540,839        858,351
                                                  ===========    ===========    ===========    ===========

See accompanying notes to financial statements

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2002 and 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

        The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP):

             American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)(*)

           Portfolios of the Federated Insurance Series (Federated IS);

             Federated IS - Federated American Leaders Fund II - Primary Shares (FedAmLead)
             Federated IS - Federated High Income Bond Fund II - Primary Shares (FedHiInc)

          Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
             (FidVIPEI)
             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

           Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);

             Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund) (GVITGrowth)
             Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)(*) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

           Portfolios of the MFS Variable Insurance Trust (MFS VIT);

             MFS VIT - Emerging Growth Series (MFSEmGrSe)
             MFS VIT - Total Return Series (MFSTotReSe)

           Portfolio of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
             Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

           (*)At June 30, 2002, contract owners have not invested in the fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income
    The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes
    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                     NATIONWIDE VA SEPARATE ACCOUNT-A
                  NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and
    (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  CONTRACT OWNER'S EQUITY SCHEDULE

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                      CONTRACT
                                                       EXPENSE                   UNIT      CONTRACT         TOTAL
                                                        RATE*      UNITS      FAIR VALUE  OWNERS' EQUITY   RETURN**
                                                      --------     -----      ----------  --------------   --------
American Century VP - Balanced Fund - Class I
  2002 ..............................................   1.30%     562,025     $ 9.025719  $ 5,072,680      -6.73%

Federated IS - Federated American Leaders Fund II -
Primary Shares
  2002 ..............................................   1.40%       1,743      16.302888       28,416      -9.62%

Federated IS - Federated High Income Bond Fund II -
Primary Shares
  2002 ..............................................   1.40%         912      11.343679       10,345      -2.01%

Fidelity(R) VIP - Equity-Income Portfolio:
Initial Class
  2002 ..............................................   1.40%       2,805      20.644721       57,908      -6.80%

Fidelity(R) VIP - Growth Portfolio: Initial Class
  2002 ..............................................   1.30%   1,359,070      25.483194   34,633,444     -19.77%

Fidelity(R) VIP - Overseas Portfolio: Initial Class
  2002 ..............................................   1.40%       2,025      11.445090       23,176      -3.16%

Gartmore GVIT Government Bond Fund - Class I
  2002 ..............................................   1.30%     485,387      24.810977   12,042,926       3.52%

Gartmore GVIT Growth Fund - Class I
  2002 ..............................................   1.30%     194,428      13.340018    2,593,673     -17.69%

Gartmore GVIT Money Market Fund - Class I
Tax qualified
  2002 ..............................................   1.30%     196,158      16.354111    3,207,990      -0.03%

Gartmore GVIT Total Return Fund - Class I
  2002 ..............................................   1.30%     842,889      28.272474   23,830,557      -6.57%

MFS VIT - Emerging Growth Series
  2002 ..............................................   1.40%         686      12.595948        8,641     -24.28%

MFS VIT - Total Return Series
  2002 ..............................................   1.40%       1,840      16.714772       30,755      -2.41%

Neuberger Berman AMT - Balanced Portfolio
  2002 ..............................................   1.30%     540,839      18.359642    9,929,610     -11.78%
                                                                                            ---------


                                                                     (Continued)

                           NATIONWIDE VA SEPARATE ACCOUNT-A
                        NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                    CONTRACT
                                                                                                 OWNERS' EQUITY
                                                                                                 --------------
2002 Reserves for annuity contracts in payout phase:
    Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        191,825
    Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,096
                                                                                                 -------------
2002 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  91,732,043
                                                                                                 =============





* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate and total return for each of the five years in the six-month period ended June 30, 2002.


                                           CONTRACT                                             INVESTMENT
                                            EXPENSE                  UNIT         CONTRACT        INCOME      TOTAL
                                             RATE*     UNITS      FAIR VALUE   OWNERS' EQUITY     RATIO**     RETURN***
                                           --------   -------     ----------   ---------------  -----------   ---------
American Century VP - Balanced Fund - Class I
     2002 . . . . . . . . . . . . . . . . .  1.30%    562,025      $ 9.025719   $   5,072,680      2.64%       -6.73%
     2001 . . . . . . . . . . . . . . . . .  1.30%    722,843        9.934013       7,180,731      2.85%       -2.28%
     2000 . . . . . . . . . . . . . . . . .  1.30%    511,882       20.482390      10,484,567      2.80%        3.46%
     1999 . . . . . . . . . . . . . . . . .  1.30%    647,421       18.680423      12,094,098      2.88%        3.09%
     1998 . . . . . . . . . . . . . . . . .  1.30%    779,523       17.188858      13,399,110      2.19%        9.72%

Federated IS - Federated American Leaders Fund II - Primary Shares
     2002 . . . . . . . . . . . . . . . . .  1.40%      1,743       16.302888          28,416      1.00%       -9.62%
     2001 . . . . . . . . . . . . . . . . .  1.40%      1,743       19.054171          33,209      1.33%       -0.24%
     2000 . . . . . . . . . . . . . . . . .  1.40%      1,743       17.987361          31,352      0.93%       -4.92%
     1999 . . . . . . . . . . . . . . . . .  1.40%      1,743       20.078820          34,997      0.88%       11.63%
     1998 . . . . . . . . . . . . . . . . .  1.40%      1,743       17.706395          30,862      0.46%       14.16%

Federated IS - Federated High Income Bond Fund II - Primary Shares
     2002 . . . . . . . . . . . . . . . . .  1.40%        912       11.343679          10,345      2.26%       -2.01%
     2001 . . . . . . . . . . . . . . . . .  1.40%     11,430       11.644612         133,101     10.03%        0.54%
     2000 . . . . . . . . . . . . . . . . .  1.40%     11,430       12.573407         143,714      9.18%       -2.61%
     1999 . . . . . . . . . . . . . . . . .  1.40%     11,514       13.040223         150,145      7.81%        1.89%
     1998 . . . . . . . . . . . . . . . . .  1.40%     11,514       13.054810         150,313      1.92%        3.29%

Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
     2002 . . . . . . . . . . . . . . . . .  1.40%      2,805       20.644721          57,908      3.30%       -6.80%
     2001 . . . . . . . . . . . . . . . . .  1.40%     10,179       23.261500         236,770      1.66%       -1.60%
     2000 . . . . . . . . . . . . . . . . .  1.40%     10,178       21.370448         217,508      1.71%       -3.35%
     1999 . . . . . . . . . . . . . . . . .  1.40%     10,320       23.602776         243,580      1.41%       11.91%
     1998 . . . . . . . . . . . . . . . . .  1.40%     10,320       21.031467         217,044      1.19%        9.76%
     . . . . . . . . . .

Fidelity(R) VIP - Growth Portfolio: Initial Class
     2002 . . . . . . . . . . . . . . . . .  1.30%  1,359,070       25.483194      34,633,444      0.23%      -19.77%
     2001 . . . . . . . . . . . . . . . . .  1.30%  1,756,211       35.084829      61,616,349      0.08%      -10.23%
     2000 . . . . . . . . . . . . . . . . .  1.30%  2,526,449       46.446933     117,345,808      0.11%        4.43%
     1999 . . . . . . . . . . . . . . . . .  1.30%  3,025,603       37.272654     112,772,254      0.17%       13.68%
     1998 . . . . . . . . . . . . . . . . .  1.30%  3,419,172       28.186380      96,374,081      0.47%       18.36%

Fidelity(R) VIP - Overseas Portfolio: Initial Class
     2002 . . . . . . . . . . . . . . . . .  1.40%      2,025       11.445090          23,176      0.73%       -3.16%
     2001 . . . . . . . . . . . . . . . . .  1.40%      2,025       13.370527          27,073      4.93%      -12.08%
     2000 . . . . . . . . . . . . . . . . .  1.40%      2,025       17.972161          36,394      1.39%       -5.73%
     1999 . . . . . . . . . . . . . . . . .  1.40%      2,025       14.554197          29,472      1.49%        7.36%
     1998 . . . . . . . . . . . . . . . . .  1.40%      2,025       14.041221          28,433      1.84%       15.15%







                                                                     (Continued)

                             NATIONWIDE VA SEPARATE ACCOUNT-A
                         NOTES TO FINANCIAL STATEMENTS, Continued

                                             CONTRACT                                             INVESTMENT
                                              EXPENSE                   UNIT        CONTRACT        INCOME        TOTAL
                                               RATE*      UNITS      FAIR VALUE   OWNERS' EQUITY    RATIO**      RETURN***
                                             ---------  ---------    -----------  --------------  -----------   -----------
Gartmore GVIT Government Bond Fund - Class I
  2002 . . . . . . . . . . . . . . . . . . .  1.30%        485,387    24.810977     12,042,926       1.17%         3.52%
  2001 . . . . . . . . . . . . . . . . . . .  1.30%        615,355    23.042378     14,179,243       2.43%         1.76%
  2000 . . . . . . . . . . . . . . . . . . .  1.30%        848,402    21.067794     17,873,959       2.82%         3.36%
  1999 . . . . . . . . . . . . . . . . . . .  1.30%      1,298,221    20.554497     26,684,280       2.58%        -2.81%
  1998 . . . . . . . . . . . . . . . . . . .  1.30%      1,579,490    20.328057     32,107,963       2.82%         3.32%

Gartmore GVIT Growth Fund - Class I
  2002 . . . . . . . . . . . . . . . . . . .  1.30%        194,428    13.340018      2,593,673       0.00%       -17.69%
  2001 . . . . . . . . . . . . . . . . . . .  1.30%        263,834    17.861046      4,712,346       0.00%       -21.84%
  2000 . . . . . . . . . . . . . . . . . . .  1.30%        382,676    31.543238     12,070,840       0.17%         0.10%
  1999 . . . . . . . . . . . . . . . . . . .  1.30%        584,586    34.047394     19,903,630       0.27%        11.21%
  1998 . . . . . . . . . . . . . . . . . . .  1.30%        630,057    28.283511     17,820,224       0.47%        18.50%

Gartmore GVIT Money Market Fund - Class I
Tax qualified
  2002 . . . . . . . . . . . . . . . . . . .  1.30%        196,158    16.354111      3,207,990       0.52%        -0.03%
  2001 . . . . . . . . . . . . . . . . . . .  1.30%        249,942    16.262631      4,064,715       2.27%         1.65%
  2000 . . . . . . . . . . . . . . . . . . .  1.30%        229,820    15.615837      3,588,831       2.63%         2.15%
  1999 . . . . . . . . . . . . . . . . . . .  1.30%        274,305    15.013733      4,118,342       2.38%         1.64%
  1998 . . . . . . . . . . . . . . . . . . .  1.30%        253,218    14.495745      3,670,584       2.67%         1.96%

Gartmore GVIT Total Return Fund - Class I
  2002 . . . . . . . . . . . . . . . . . . .  1.30%        842,889    28.272474     23,830,557       0.17%        -6.57%
  2001 . . . . . . . . . . . . . . . . . . .  1.30%      1,121,398    31.820088     35,682,983       0.35%        -8.49%
  2000 . . . . . . . . . . . . . . . . . . .  1.30%      1,690,136    36.959810     62,467,106       0.25%         2.69%
  1999 . . . . . . . . . . . . . . . . . . .  1.30%      2,355,364    37.518448     88,369,602       0.38%        10.03%
  1998 . . . . . . . . . . . . . . . . . . .  1.30%      2,762,215    33.361895     92,152,726       0.55%        14.03%

MFS VIT - Emerging Growth Series
  2002 . . . . . . . . . . . . . . . . . . .  1.40%            686    12.595948          8,641       0.00%       -24.28%
  2001 . . . . . . . . . . . . . . . . . . .  1.40%          8,098    19.353247        156,730       0.00%       -23.71%
  2000 . . . . . . . . . . . . . . . . . . .  1.40%          8,098    31.045757        251,409       0.00%        -2.98%
  1999 . . . . . . . . . . . . . . . . . . .  1.40%          8,948    20.572331        184,081       0.00%        12.02%
  1998 . . . . . . . . . . . . . . . . . . .  1.40%          8,948    16.754957        149,923       0.00%        20.69%

MFS VIT - Total Return Series
  2002 . . . . . . . . . . . . . . . . . . .  1.40%          1,840    16.714772         30,755       1.61%        -2.41%
  2001 . . . . . . . . . . . . . . . . . . .  1.40%          1,840    17.242061         31,725       2.12%        -0.51%
  2000 . . . . . . . . . . . . . . . . . . .  1.40%          1,840    15.438516         28,407       2.47%         1.91%
  1999 . . . . . . . . . . . . . . . . . . .  1.40%          1,840    15.557421         28,626       1.78%         4.39%
  1998 . . . . . . . . . . . . . . . . . . .  1.40%          1,840    14.521373         26,719       1.40%         7.92%

Neuberger Berman AMT - Balanced Portfolio
  2002 . . . . . . . . . . . . . . . . . . .  1.30%        540,839    18.359642      9,929,610       2.49%       -11.78%
  2001 . . . . . . . . . . . . . . . . . . .  1.30%        725,166    21.990556     15,946,801       1.80%        -9.65%
  2000 . . . . . . . . . . . . . . . . . . .  1.30%      1,001,457    28.311080     28,352,329       1.75%         9.59%
  1999 . . . . . . . . . . . . . . . . . . .  1.30%      1,279,416    19.891474     25,449,471       1.67%         1.51%
  1998 . . . . . . . . . . . . . . . . . . .  1.30%      1,509,348    19.447454     29,352,975       2.27%         9.88%
                                                                                    ----------

                                                             CONTRACT
                                                           OWNERS' EQUITY
                                                           --------------
2002 Reserves for annuity contracts in payout phase:
  Tax qualified .......................................          191,825
  Non-tax qualified ...................................           70,096
                                                            ------------
2002 Contract owners' equity ..........................     $ 91,732,043
                                                            ============

2001 Reserves for annuity contracts in payout phase:
  Tax qualified .......................................          255,562
  Non-tax qualified ...................................          109,526
                                                            ------------
2001 Contract owners' equity ..........................     $144,366,857
                                                            ============

2000 Reserves for annuity contracts in payout phase:
  Tax qualified .......................................          347,594
  Non-tax qualified ...................................          179,144
                                                            ------------
2000 Contract owners' equity ..........................     $253,730,384
                                                            ============

1999 Reserves for annuity contracts in payout phase:
  Tax qualified .......................................          308,244
  Non-tax qualified ...................................           91,540
                                                            ------------
1999 Contract owners' equity ..........................     $290,960,823
                                                            ============

1998 Reserves for annuity contracts in payout phase:
  Tax qualified .......................................           50,326
  Non-tax qualified ...................................            6,889
                                                            ------------
1998 Contract owners' equity ..........................     $286,007,903
                                                            ============






* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.







-------------------------------------------------------------------------------

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